24. Net Revenue from Sale and Services (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Revenue From Sale And Services Details
Gross revenue from sale	R$ 82,134,879	R$ 79,361,004	R$ 77,463,652
Gross revenue from services	728,590	621,823	568,556
Sales taxes	(1,936,077)	(1,929,288)	(2,011,860)
Discounts and sales returns	(927,557)	(703,305)	(360,777)
Deferred revenue	7,587	2,721	(4,297)
Net revenue from sales and services	R$ 80,007,422	R$ 77,352,955	R$ 75,655,274